Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 30, 2011 TheraCom	Dec. 31, 2011 TheraCom	Dec. 31, 2010 TheraCom	Mar. 31, 2012 TheraCom	Dec. 31, 2012 Linens n Things	Dec. 31, 2011 Linens n Things	Dec. 31, 2008 Linens n Things
Discontinued operation disclosures
Proceeds from sale of business										$ 250
Working capital adjustment													7
Net revenues											650	635
Income from operations											18	28
Gain (Loss) on disposal											53			(12)	(7)	(214)
Income tax benefit (provision)							5	(95)	(2)
Income (loss) from discontinued operations, net of tax	$ (5)	$ (1)	$ (1)	$ (36)	$ 2	$ 3	$ (7)	$ (31)	$ 2